IFRS 7 Disclosure - Market Risk - Structural Balance Sheet Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Hundred basis point increase [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	$ (1,275.1)	$ (883.4)
Pre tax earnings sensitivity over the next twelve month	152.8	46.6
Twenty five or Hundred basis point decrease [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	175.0	215.6
Pre tax earnings sensitivity over the next twelve month	$ (62.2)	$ (80.3)